dividends per share (Tables)	6 Months Ended
Jun. 30, 2025
dividends per share
Schedule of common share dividends declared

Six-month periods ended June 30
(millions except per share amounts)
TELUS Corporation	Declared		Paid to
Common Share dividends	Effective	Per share	shareholders	Total
2025
Quarter 1 dividend	Mar. 11, 2025	$0.4023	Apr. 1, 2025	$610
Quarter 2 dividend	Jun. 10, 2025	0.4163	July 2, 2025	634
		$0.8186		$1,244
2024
Quarter 1 dividend	Mar. 11, 2024	$0.3761	Apr. 1, 2024	$554
Quarter 2 dividend	Jun. 10, 2024	0.3891	July 2, 2024	577
		$0.7652		$1,131